ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications Out of Accumulated Other Comprehensive Loss, Net of Tax, to Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cost of net revenue	$ (58,503)	$ (48,515)
Interest and other, net	(2,353)	(2,104)
Net loss	(2,926)	(1,158)
Amounts reclassified from accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net revenue	(77)	57
Cost of net revenue	(57)	(13)
Interest and other, net	(2)	(2)
Net loss	(136)	42
Amounts reclassified from accumulated other comprehensive loss | Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net revenue	0	0
Cost of net revenue	0	0
Interest and other, net	(2)	(1)
Net loss	(2)	(1)
Amounts reclassified from accumulated other comprehensive loss | Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net revenue	(77)	57
Cost of net revenue	(57)	(13)
Interest and other, net	0	(1)
Net loss	$ (134)	$ 43